INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Changes in intangible assets other than goodwill [abstract]
Opening book amount	$ 130,811	$ 98,000
Additions	1,836	39,400
Business combinations (Note 5)	115,509
Amortization charge	(6,296)	(1,819)
Translation differences	13,213	(2,417)
Closing net book amount	255,073	133,164
Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	281,729	149,243
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(26,656)	(16,079)
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES
Changes in intangible assets other than goodwill [abstract]
Opening book amount	108,486	78,071
Additions	0	33,782
Business combinations (Note 5)	8,200
Amortization charge	(423)	(38)
Translation differences	12,370	(2,257)
Closing net book amount	128,633	109,558
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	136,503	116,342
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(7,870)	(6,784)
ACQUIRED TECHNOLOGY AND SOFTWARE
Changes in intangible assets other than goodwill [abstract]
Opening book amount	414	0
Additions	0	0
Business combinations (Note 5)	23,500
Amortization charge	(1,644)	0
Translation differences	51	0
Closing net book amount	22,321	0
ACQUIRED TECHNOLOGY AND SOFTWARE | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	24,003	0
ACQUIRED TECHNOLOGY AND SOFTWARE | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(1,682)	0
GOODWILL
Changes in intangible assets other than goodwill [abstract]
Opening book amount	10,800	10,800
Business combinations (Note 5)	57,709
Translation differences	21	0
Closing net book amount	68,530	10,800
GOODWILL | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	68,530	10,800
CUSTOMER CONTRACTS AND CUSTOMER BASES
Changes in intangible assets other than goodwill [abstract]
Opening book amount	6,573	4,964
Additions	0	4,274
Business combinations (Note 5)	26,100
Amortization charge	(3,394)	(1,065)
Translation differences	166	(38)
Closing net book amount	29,445	8,135
CUSTOMER CONTRACTS AND CUSTOMER BASES | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	38,863	11,765
CUSTOMER CONTRACTS AND CUSTOMER BASES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(9,418)	(3,630)
CONTENT ASSETS
Changes in intangible assets other than goodwill [abstract]
Opening book amount	0	0
Additions	0	255
Business combinations (Note 5)	0
Amortization charge	0	(127)
Translation differences	0	5
Closing net book amount	0	133
CONTENT ASSETS | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	3,862	3,797
CONTENT ASSETS | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(3,862)	(3,664)
INTERNALLY DEVELOPED INTANGIBLES
Changes in intangible assets other than goodwill [abstract]
Opening book amount	4,538	4,165
Additions	1,836	1,089
Business combinations (Note 5)	0
Amortization charge	(835)	(589)
Translation differences	605	(127)
Closing net book amount	6,144	4,538
INTERNALLY DEVELOPED INTANGIBLES | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	9,968	6,539
INTERNALLY DEVELOPED INTANGIBLES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	$ (3,824)	$ (2,001)